FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Schedule of fair value of financial instruments) (Details) - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 3,141,828	$ 2,815,727
Restricted cash	1,523,761	1,279,829
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	5,255,073	5,381,195
Marketable securities	3,141,828	2,815,727
Restricted cash	1,624,550	1,295,734
Security deposits payable	1,343,671	1,036,197
Mortgage	5,467,111	5,629,679
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	5,255,073	5,381,195
Marketable securities	3,141,828	2,815,727
Restricted cash	1,624,550	1,295,734
Security deposits payable	1,343,671	1,036,197
Mortgage	$ 4,939,149	$ 5,403,180